Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Other Non-current Assets

Other non-current assets comprise:

(€ million)	2018	2017(a)	2017	2016
Available-for-sale financial assets	—	—	2,182	1,583
Financial assets recognized under the fair value option	—	—	336	329
Equity instruments at fair value through other comprehensive income	1,037	1,389	—	—
Debt instruments at fair value through other comprehensive income	359	199	—	—
Other financial assets at fair value through profit or loss	733	944	—	—
Pre-funded pension obligations (Note D.19.1.)	77	53	53	30
Long-term prepaid expenses	126	17	17	26
Long-term loans and advances and other non-current receivables (b)	620	699	713	780
Derivative financial instruments (Note D.20.)	19	63	63	102

Total	2,971	3,364	3,364	2,820

(a)	Balances as of December 31, 2017 have been reclassified to the new financial asset categories required under IFRS 9, applicable with effect from January 1, 2018 (see Note A.2.1.2.).
(b)	Includes long-term loans and advances, and long-term tax receivables.